Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Classes Of Inventories [Abstract]
Merchandise	$ 3,858		$ 6,068
Project in process	11,113		6,756
Work in process	141		109
Raw materials	156		112
Inventories subtotal	15,268		13,045
Land held under development	1,999		1,999
Construction in progress	77		77
Inventories	$ 17,344	$ 580	$ 15,121